Financial investments	12 Months Ended
Dec. 31, 2020
Financial investments
Financial investments

16    Financial investments

Accounting policy

Financial investments are mainly short-term investments that do not meet the definition of cash and cash equivalents. The financial investments are used as part of the cash-management strategy of the Company and are measured at amortized cost.

(a)   Composition

	2020	2019
Investment fund quotas	28,256	28,126
Bank deposit certificates	6,788	25,540
Other	—	5,109
	35,044	58,775

Financial investments decreased as of December 31, 2020, mainly because of the reclassification of funds to Cash and cash equivalents as explained in note 15.